Capital Management (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Capital Management
Principal amounts	R$ 342,700	R$ 372,700
Letters of credits operations	R$ 30,497	R$ 522,283